Average Annual Total Returns - Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers FTSE Developed ex US Multifactor ETF before tax Inception Date	Xtrackers FTSE Developed ex US Multifactor ETF before tax 1 Year	Xtrackers FTSE Developed ex US Multifactor ETF before tax 5 Years	Xtrackers FTSE Developed ex US Multifactor ETF before tax Since Inception	Xtrackers FTSE Developed ex US Multifactor ETF After tax on distributions 1 Year	Xtrackers FTSE Developed ex US Multifactor ETF After tax on distributions 5 Years	Xtrackers FTSE Developed ex US Multifactor ETF After tax on distributions Since Inception	Xtrackers FTSE Developed ex US Multifactor ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers FTSE Developed ex US Multifactor ETF After tax on distributions and sale of fund shares 5 Years	Xtrackers FTSE Developed ex US Multifactor ETF After tax on distributions and sale of fund shares Since Inception	FTSE Developed ex US Comprehensive Factor Index 1 Year	FTSE Developed ex US Comprehensive Factor Index 5 Years	FTSE Developed ex US Comprehensive Factor Index Since Inception	FTSE Developed ex US Net Tax (US RIC) Index 1 Year	FTSE Developed ex US Net Tax (US RIC) Index 5 Years	FTSE Developed ex US Net Tax (US RIC) Index Since Inception
Total	Nov. 24, 2015	8.36%	7.49%	7.15%	7.61%	6.62%	6.30%	5.41%	5.73%	5.46%	8.62%	8.02%	7.71%	9.95%	8.38%	7.81%